Supplementary Financial Information (Schedule of Operating Lease and Other Obligations) (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplementary Financial Information [Abstract]
Operating lease liabilities	$ 124	$ 112	$ 131
Investment tax credits	2	3	3
Customer advances for construction – noncurrent	169	105	71
Litigation claim obligations	5	6
Fair value of derivative liabilities	1
Other	83	79	70
Total operating lease and other obligations	$ 384	$ 305	$ 275